Income Taxes - Schedule of Supplemental Cash Flow Disclosure (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow [Line Items]
Income and withholding tax paid	$ 11,628	$ 19,608	$ 23,448